Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ];	 Amendment Number:
This Amendment (Check only one.): 	[ ] is a restatement.
                                   	[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Barclays Wealth Trustees (Jersey) Ltd
	Address: P.O. Box 248
	39-41 Broad Street
	St. Helier JE4 5PS
	Jersey

Form 13F File Number: 	028-13886

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                         Name: Leslie Cunliffe
                        Title: Head of Jersey Trust Operation
                        Phone: 044 1534 711 111

Signature, Place, and Date of Signing:

Leslie Cunliffe, St. Helier Jersey,   August 12, 2011

Report Type (Check only one.):

[ ] 	13F HOLDINGS REPORT.
[X] 	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number          Name
28-826                        Barclays PLC

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